Taxation	12 Months Ended
Dec. 31, 2021
Taxation
Taxation

10   Taxation

a   PRC Value Added Tax

The Group’s subsidiaries and the VIEs incorporated in China are subject to 6% VAT for revenues from providing online English language education services, 9% VAT for revenues from providing online learning materials(10% VAT before April, 2019) and 13% VAT for revenues from selling textbooks and other physical goods. To record VAT payable, the Group adopted the net presentation method, which presents the difference between the output VAT (at a rate of 6%, 9%, 10% and 13%) and the available input VAT amount (at the rate applicable to the supplier). Output VAT is an amount collected from customers on behalf of government, and is not included in the transaction price with customers.

b    Income taxes

Cayman Islands

Under the current tax laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Commencing from the year of assessment 2019/2020, the first HK$2 million of profits earned by the Group’s subsidiaries incorporated in Hong Kong will be taxed at half the current tax rate (i.e., 8.25%) while the remaining profits will continue to be taxed at the existing 16.5% tax rate. Payments of dividends by the subsidiary to the Company are not subject to withholding tax in Hong Kong.

Philippines

Entities incorporated in Philippines are subject to enterprise income tax in the Philippines at a rate of 25%. As of December 31, 2020 and 2021, the Company’s subsidiaries and the VIE in Philippines had an accumulated profit. Philippines Co II has been registered with the Philippine Economic Zone Authority, or PEZA , as an Eco zone IT Enterprise since December 19, 2014. As such, it is entitled to an income tax holiday, or 100% exemption from corporate income tax, for four years from its PEZA registration, the tax and duty free importation of raw materials, capital equipment, machineries and spare parts, VAT zero-rating for local purchases of goods and services, and exemption from payment of local government imposts, fees, licenses, and taxes, and exemption from expanded withholding tax under Philippines tax law. Philippine Co II has two registered activities with PEZA: one with income tax holiday extended to March 2020, the other one with income tax holiday until October 2022.

Payments of dividends by Philippines Co I, Philippines Co II and Philippines Co III are subject to withholding tax in the Philippines at the rate of 25%. As of December 31, 2019, 2020 and 2021, the Group did not record any withholding tax on the retained earnings of its subsidiaries and the consolidated VIE in the Philippines, as the impact was immaterial as of December 31, 2019, 2020 and 2021.

In addition to the 25% corporate income tax, Philippines Co I and Philippines Co III are also subject to 12% of Value Added Tax on all income generated within the Philippines.

10   Taxation (Continued)

PRC Withholding Tax on Dividends

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a foreign-invested entity (“FIE”) to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. Such withholding income tax was exempted under the Previous EIT Law. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the FIE). The State Administration of Taxation (“SAT”) further promulgated Notice 9 on February 3, 2018, which provides that a “beneficial owner” refers to a person who has ownership and disposal rights to the income or any rights and assets arising from such income, and the tax authority is discretionary to determine whether an enterprise is determined as a “beneficial owner.”

The consolidated VIEs are controlled by the Company through various contractual agreements. To the extent that Dasheng Zhixing, Dasheng HAWO, Dasheng Zhiyun, Tianjin Xiangyue,Beijing Kaolaand their subsidiaries have undistributed earnings; the Company will accrue appropriate expected tax associated with repatriation of such undistributed earnings.

As of December 31, 2019, 2020 and 2021, the Company did not record any withholding tax on the retained earnings of its subsidiary and the consolidated VIEs in the PRC as they were still in accumulated deficit positions.

	For the year ended December 31,
	2019			2020			2021
	Overseas	PRC		Overseas	PRC		Overseas	PRC
	entities	entities	Total	entities	entities	Total	entities	entities	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Income/(loss) before income tax expenses	61,124	(160,476)	(99,352)	25,645	117,216	142,861	15,946	58,489	74,435
Current income tax expenses	5,221	—	5,221	5,802	28	5,830	4,151	210	4,361
Deferred income tax expenses/(benefits)	(132)	(21)	(153)	(247)	(9,684)	(9,931)	345	(50,845)	(50,500)
Income tax expenses/(benefits)	5,089	(21)	5,068	5,555	(9,656)	(4,101)	4,496	(50,635)	(46,139)

The combined effects of the income tax exemption and reduction available to the Group are as follows (in thousands, except per share data):

	Year Ended December 31,
	2019	2020	2021
Tax holiday effect	622	(13,163)	(10,408)
Basic and diluted loss per share effect	0.00	(0.04)	(0.03)

10   Taxation (Continued)

Reconciliation of the differences between statutory tax rate and the effective tax rate:

Reconciliation of the differences between the PRC statutory tax rate of 25% and the Group’s effective tax rate is as follows:

	As of December 31,
	2019	2020	2021
PRC statutory tax rate	25.00%	25.00%	25.00%
Effect on tax rates in different tax jurisdiction	0.08%	(0.44)%	(0.26)%
Effect on tax holiday	0.99%	9.21%	13.98%
Changes in valuation allowance	(16.91)%	(38.91)%	6.01%
Permanent book-tax differences—non-deductible expenses	(14.26)%	2.27%	(106.72)%
Effective tax rate	(5.10)%	(2.87)%	(61.99)%

c.    Deferred Tax Assets and Liabilities

Deferred taxes were measured using the enacted tax rates for the periods in which they are expected to be reversed. Significant components of the Group’s deferred tax assets are as follows:

	As of December 31,
	2020	2021
	RMB	RMB
Deferred tax assets
Tax loss carryforwards	175,198	210,217
Accruals and other liabilities	6,414	1,234
Advertising expenses carryforwards	83,290	54,477
Share-based compensation	2,856	3,461
Intra-company intangible assets transfer	11,946	10,741
Defined benefits liabilities	584	239
Intangible assets impairment	—	4,173
Total deferred tax assets	280,288	284,542
Less: Deferred tax liabilities - deferred sales commissions	(49,968)	(3,147)
Less: Valuation allowance	(220,052)	(224,527)
Total deferred tax assets, net	10,268	56,868

RMB 6,742, RMB220,631, RMB44,279, RMB89,803 and RMB 196,524 of the tax loss carryforwards will expire in the years ended December 31, 2022, 2023, 2024, 2025 and 2026, respectively.

As of December 31, 2020, based on available evidence, both positive and negative, the Group believes it is more-likely-than-not that the deferred tax assets resulted from tax loss carryforwards for Beijing Zhixing, one of the consolidated VIEs, will be fully realizable. Beijing Zhixing has maintained a gain position since the third quarter of 2019 and the Group’s forecast for the future represents an increasing trend. The Group believes the Beijing Zhixing’s valuation allowance of deferred tax assets resulted from tax loss carryforwards would be reversed considering historical taxable income, projected future taxable income, and the expected timing of the reversals of existing taxable temporary differences. As of December 31, 2021, the Group still believes it is more-likely-than-not that the deferred tax assets resulted from tax loss carryforwards for Beijing Zhixing will be fully realizable.

As of December 31, 2021, based on available evidence, both positive and negative, the Group believes it is more-likely-than-not that the deferred tax assets resulted from advertising expenses carryforwards for Beijing Zhixing will be fully realizable. Before 2021, Beijing Zhixing used to incur more advertising expenses than the deduction limit and provided full valuation allowance for DTA resulted from advertising expenses carryforwards. During 2021, with the implementation of Alleviating Burden Opinions and related regulations, more restrictions were imposed on advertising and advertising expenses decreased significantly. With advertising expenses carryforwards brought from prior years utilized in 2021 and to be utilized in upcoming years, the Group reversed Beijing Zhixing’s valuation allowance of deferred tax assets resulted from advertising expenses carryforwards.

The Group’s judgment regarding future profitability may change due to many factors, including future market conditions and the ability to successfully execute the Group’s business plans and/or tax planning strategies. Should there be a change in the ability to recover deferred tax assets, the Group’s income tax provision would increase or decrease in the period in which the assessment is changed.

10   Taxation (Continued)

Movement of Valuation Allowance

The following table shows the movement of valuation allowance for the periods presented:

	For the year ended December 31,
	2020	2021
	RMB	RMB
Balance at beginning of the year	(275,633)	(220,052)
Provision	(50,258)	(47,367)
Current period reversal	105,839	42,892
Balance at end of the year	(220,052)	(224,527)